SCHEDULE OF OUTSTANDING WARRANTS AND CHANGES (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Warrants, Outstanding, Balance		125,531	611,017	611,017	148,438
Weighted Average Exercise Price, Outstanding Balance		$ 4.09	$ 1.00	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Term (Years)				3 years 3 months 3 days	2 years 6 months	3 years
Aggregate Intrinsic Value, Outstanding, Balance	[1]	$ 90,952	$ 574,356	$ 574,356	$ 139,532
Number of Warrants, Issued				289,751	462,579
Weighted Average Exercise Price, Issued				$ 2.70	$ 1.00
Weighted Average Remaining Contractual Term (Years), Issued				3 years	3 years
Number of Warrants, Exercised				(775,237)
Weighted Average Exercise Price, Exercised				$ 1.13
Number of Warrants, Outstanding Balance				125,531	611,017	148,438
Weighted Average Exercise Price, Outstanding Balance				$ 4.09	$ 1.00	$ 1.00
Aggregate Intrinsic Value, Outstanding, Balance	[1]			$ 90,952	$ 574,356	$ 139,532
Number of Warrants, Exercisable				125,531
Weighted Average Exercise Price, Exercisable		$ 4.09	$ 1.00	$ 4.09
Weighted Average Remaining Contractual Term (Years), Exercisable				3 years 3 months 3 days
Aggregate Intrinsic Value, Exercisable	[1]			$ 90,952
Number of Warrants, Outstanding, Balance		125,531	611,017	611,017
Weighted Average Exercise Price, Outstanding Balance		$ 4.09	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Term (Years)		3 years 2 months 12 days	2 years 3 months 18 days	3 years 3 months 3 days	2 years 6 months
Aggregate Intrinsic Value, Outstanding, Balance	[2]	$ 90,952	$ 574,356	$ 574,356
Number of Warrants, Issued		12,500	85,938
Weighted Average Exercise Price, Issued		$ 4.07	$ 1.00
Weighted Average Remaining Contractual Term (Years), Issued		5 years	3 years
Number of Warrants, Outstanding, Balance		138,031	696,955	125,531	611,017
Weighted Average Exercise Price, Outstanding Balance		$ 4.09	$ 1.00	$ 4.09	$ 1.00
Aggregate Intrinsic Value, Outstanding, Balance	[2]	$ 23,599	$ 669,077	$ 90,952	$ 574,356
Number of Warrants, Exercisable		125,531	696,955
Weighted Average Remaining Contractual Term (Years), Exercisable		3 years 7 days	2 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable	[2]	$ 23,599	$ 669,077

[1]	The aggregate intrinsic value on December 31, 2023 and December 31, 2022, was calculated based on the difference between the calculated fair value on December 31, 2023 and December 31, 2022, of $1.94 and the exercise price of the underlying warrants. The balance on December 31, 2024, had an intrinsic value per share of $3.83, which is representative of the closing price of the Company’s common stock on Nasdaq market exchange on such date.
[2]	The aggregate intrinsic value on March 31, 2024 was calculated based on the difference between the calculated fair value on March 31, 2024 of $1.96 and the exercise price of the underlying warrants. The aggregate intrinsic value on December 31, 2023 was calculated based on the difference between the calculated fair value on December 31, 2023 of $1.94 and the exercise price of the underlying warrants.